NOTES PAYABLE	12 Months Ended
Dec. 31, 2024
NOTES PAYABLE
NOTES PAYABLE

9. NOTES PAYABLE

In April 2022, the Group entered into a twelve-month revolving loan facility agreement with a commercial bank in mainland China, and was entitled to extend maturity date to May 2025. Pursuant to this agreement, the Group was entitled to borrow a short-term bank borrowing and notes payable of up to RMB300,000,000.

In January and July 2024, the Group entered into two six-month revolving loan facility agreements with a commercial bank in mainland China, pursuant to which the Group was entitled to borrow notes payable of up to RMB50,000,000 each.

In October and November 2024, the Group entered into two twelve-month revolving loan facility agreements with a commercial bank in mainland China, respectively, and was entitled to borrow a short-term bank borrowing and notes payable up to RMB50,000,000 each.

As of December 31, 2023 and 2024, notes payable represent non-interest-bearing bank acceptance notes issued by the Group to suppliers that are due within twelve months.

As of December 31, 2023 and 2024, unused loan facility amounted to RMB132,717,312 and RMB155,651,232, respectively.